Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015
C000085513
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 24,079	$ 21,093	$ 22,356	$ 24,573	$ 22,546	$ 21,144	$ 20,311	$ 18,062	$ 18,657	$ 16,758	$ 18,630	$ 18,380	$ 17,366	$ 18,567	$ 19,484	$ 19,023	$ 19,306	$ 19,569	$ 17,641	$ 14,419	$ 12,545	$ 11,403	$ 13,078	$ 14,595	$ 13,653	$ 13,062	$ 13,674	$ 13,366	$ 15,187	$ 14,329	$ 13,385	$ 13,589	$ 12,438	$ 12,311	$ 12,290	$ 11,847	$ 11,141	$ 10,593	$ 9,460	$ 10,575	$ 10,000
C000092010
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 37,795	34,472	34,605	35,120	32,539	30,331	29,319	26,150	25,713	23,701	22,592	23,030	22,293	23,150	24,631	25,797	25,629	23,813	21,676	20,381	19,396	16,704	16,154	17,085	15,848	14,854	14,989	14,719	15,469	14,367	14,289	13,911	12,926	12,551	12,259	11,360	11,141	10,695	9,790	10,545	10,000
C000092009
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 18,941,370	17,275,516	17,341,455	17,599,117	16,305,321	15,198,694	14,691,670	13,102,758	12,884,200	11,876,499	11,320,056	11,540,045	11,169,970	11,599,206	12,340,062	12,924,859	12,840,427	11,929,921	10,858,242	10,209,178	9,715,646	8,366,749	8,088,537	8,553,310	7,934,174	7,437,443	7,505,279	7,369,270	7,744,243	7,191,468	7,152,458	6,962,426	6,468,619	6,280,311	6,133,829	5,683,387	5,573,400	5,350,155	4,896,249	5,273,266	5,000,000
C000092012
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 26,222	24,432	25,045	25,595	23,996	22,450	21,651	19,769	19,821	18,452	18,998	19,507	18,260	19,343	19,563	19,069	19,493	19,184	17,029	15,611	14,299	13,300	13,948	15,364	14,193	13,531	13,877	13,800	14,108	13,344	13,460	13,417	12,556	12,339	12,505	11,696	11,265	10,774	9,709	10,469	10,000
C000092011
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 13,143,660	12,247,182	12,553,799	12,829,154	12,027,779	11,251,676	10,851,619	9,906,845	9,933,297	9,248,221	9,520,944	9,778,214	9,151,077	9,693,944	9,802,805	9,555,630	9,766,594	9,612,125	8,531,995	7,821,453	7,163,024	6,661,669	6,983,321	7,691,266	7,105,155	6,774,033	6,947,946	6,908,006	7,062,180	6,678,808	6,737,451	6,715,269	6,283,552	6,174,101	6,256,592	5,851,770	5,635,768	5,389,208	4,855,871	5,235,278	5,000,000
C000092014
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 51,563	46,200	45,552	45,936	42,099	39,311	38,073	33,306	32,209	29,435	26,099	26,403	26,429	26,888	30,137	33,716	32,672	28,700	26,794	25,818	25,445	20,529	18,592	18,949	17,647	16,274	16,164	15,670	16,936	15,456	15,175	14,446	13,326	12,785	12,048	11,057	11,044	10,642	9,873	10,619	10,000
C000092013
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 25,837,140	23,149,998	22,824,385	23,016,347	21,092,750	19,695,883	19,074,760	16,686,160	16,135,923	14,745,637	13,074,031	13,227,809	13,240,873	13,469,007	15,095,386	16,889,597	16,365,134	14,376,072	13,420,441	12,930,949	12,743,767	10,280,789	9,309,040	9,487,296	8,835,310	8,148,958	8,093,238	7,844,950	8,478,407	7,736,125	7,595,532	7,229,805	6,668,652	6,397,182	6,027,662	5,531,108	5,524,189	5,322,909	4,937,378	5,309,896	5,000,000
C000092016
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 23,522	20,462	21,334	23,942	21,738	20,219	19,992	17,545	18,345	16,826	18,159	17,989	17,512	17,634	19,303	20,678	21,325	21,228	20,546	16,945	14,492	12,889	13,593	14,901	13,657	13,338	14,282	13,847	15,668	14,658	13,523	13,765	12,485	12,134	12,233	11,628	10,862	10,078	8,986	10,370	10,000
C000092015
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,800,060	10,264,505	10,701,720	12,009,362	10,903,474	10,140,543	10,026,878	8,798,545	9,199,081	8,437,590	9,105,578	9,021,729	8,780,770	8,841,704	9,678,725	10,367,415	10,691,993	10,642,164	10,299,985	8,493,584	7,264,235	6,459,755	6,811,936	7,466,282	6,843,570	6,684,528	7,157,663	6,939,232	7,850,499	7,343,108	6,773,601	6,893,751	6,251,293	6,074,300	6,122,481	5,818,923	5,434,537	5,041,859	4,495,154	5,186,193	5,000,000
C000092017
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 22,759	19,646	20,893	23,226	21,509	19,878	19,435	17,537	18,050	16,334	18,408	18,400	17,662	18,451	19,257	19,338	19,686	20,010	18,085	14,554	12,355	11,156	12,810	14,491	13,150	13,072	14,125	13,941	15,458	14,752	13,539	14,211	12,886	12,687	13,155	12,544	11,362	10,493	9,321	10,479	10,000
C000092018
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,473,535	9,902,961	10,531,348	11,705,436	10,838,187	10,014,236	9,789,389	8,830,826	9,088,074	8,223,523	9,265,898	9,262,047	8,887,545	9,283,958	9,687,131	9,726,976	9,900,424	10,061,341	9,091,525	7,314,925	6,208,765	5,604,688	6,433,505	7,276,310	6,602,742	6,563,435	7,091,572	6,997,143	7,756,912	7,400,115	6,789,581	7,125,808	6,458,827	6,357,161	6,589,265	6,281,881	5,688,065	5,251,490	4,663,986	5,241,669	5,000,000
C000092020
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 23,197	20,333	20,806	23,563	20,991	19,652	19,658	16,773	17,835	16,594	17,208	16,902	16,689	16,149	18,679	21,385	22,337	21,753	22,620	19,103	16,464	14,479	14,231	15,161	14,033	13,482	14,321	13,657	15,761	14,472	13,422	13,284	12,060	11,577	11,336	10,743	10,362	9,669	8,657	10,262	10,000
C000092019
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,695,355	10,250,536	10,488,141	11,875,889	10,578,175	9,901,595	9,902,668	8,447,837	8,981,476	8,355,084	8,662,589	8,507,895	8,398,647	8,125,453	9,396,723	10,756,915	11,234,173	10,937,976	11,372,265	9,602,305	8,274,325	7,275,233	7,148,303	7,613,991	7,046,508	6,769,773	7,190,425	6,855,380	7,909,078	7,260,443	6,731,120	6,660,525	6,044,436	5,800,661	5,678,140	5,379,834	5,187,185	4,838,706	4,331,057	5,132,500	5,000,000
C000092022
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 36,630	33,342	33,528	34,190	31,648	29,503	28,554	25,448	25,105	23,134	22,214	22,606	21,891	22,688	24,181	25,365	25,266	23,581	21,559	20,100	19,011	16,403	15,948	16,905	15,672	14,728	14,926	14,644	15,478	14,384	14,224	13,895	12,890	12,518	12,257	11,381	11,120	10,650	9,731	10,531	10,000
C000092021
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 18,382,018	16,731,760	16,825,352	17,157,238	15,880,720	14,803,535	14,326,776	12,767,206	12,595,156	11,606,959	11,143,920	11,341,432	10,981,104	11,381,173	12,128,838	12,722,388	12,672,030	11,826,470	10,810,959	10,079,029	9,532,254	8,223,354	7,993,022	8,471,604	7,853,043	7,381,996	7,480,967	7,338,366	7,754,647	7,205,417	7,124,610	6,958,691	6,453,942	6,266,606	6,135,170	5,695,447	5,563,874	5,327,679	4,866,882	5,266,380	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 36,784	33,451	33,647	34,310	31,744	29,599	28,635	25,498	25,160	23,182	22,267	22,640	21,926	22,745	24,265	25,511	25,417	23,691	21,678	20,169	19,065	16,456	15,998	16,958	15,729	14,784	14,984	14,699	15,538	14,435	14,271	13,933	12,920	12,542	12,278	11,394	11,134	10,660	9,725	10,527	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 36,784	33,451	33,647	34,310	31,744	29,599	28,635	25,498	25,160	23,182	22,267	22,640	21,926	22,745	24,265	25,511	25,417	23,691	21,678	20,169	19,065	16,456	15,998	16,958	15,729	14,784	14,984	14,699	15,538	14,435	14,271	13,933	12,920	12,542	12,278	11,394	11,134	10,660	9,725	10,527	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 18,392,058	16,725,726	16,823,717	17,154,811	15,872,098	14,799,300	14,317,568	12,749,059	12,579,945	11,591,118	11,133,442	11,320,075	10,963,202	11,372,689	12,132,385	12,755,471	12,708,302	11,845,701	10,838,953	10,084,262	9,532,304	8,228,036	7,999,072	8,479,175	7,864,617	7,392,231	7,491,958	7,349,338	7,769,068	7,217,365	7,135,563	6,966,368	6,460,244	6,271,171	6,139,035	5,696,791	5,566,956	5,330,086	4,862,271	5,263,310	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 36,784	33,451	33,647	34,310	31,744	29,599	28,635	25,498	25,160	23,182	22,267	22,640	21,926	22,745	24,265	25,511	25,417	23,691	21,678	20,169	19,065	16,456	15,998	16,958	15,729	14,784	14,984	14,699	15,538	14,435	14,271	13,933	12,920	12,542	12,278	11,394	11,134	10,660	9,725	10,527	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 18,392,058	16,725,726	16,823,717	17,154,811	15,872,098	14,799,300	14,317,568	12,749,059	12,579,945	11,591,118	11,133,442	11,320,075	10,963,202	11,372,689	12,132,385	12,755,471	12,708,302	11,845,701	10,838,953	10,084,262	9,532,304	8,228,036	7,999,072	8,479,175	7,864,617	7,392,231	7,491,958	7,349,338	7,769,068	7,217,365	7,135,563	6,966,368	6,460,244	6,271,171	6,139,035	5,696,791	5,566,956	5,330,086	4,862,271	5,263,310	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 36,784	33,451	33,647	34,310	31,744	29,599	28,635	25,498	25,160	23,182	22,267	22,640	21,926	22,745	24,265	25,511	25,417	23,691	21,678	20,169	19,065	16,456	15,998	16,958	15,729	14,784	14,984	14,699	15,538	14,435	14,271	13,933	12,920	12,542	12,278	11,394	11,134	10,660	9,725	10,527	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 18,392,058	16,725,726	16,823,717	17,154,811	15,872,098	14,799,300	14,317,568	12,749,059	12,579,945	11,591,118	11,133,442	11,320,075	10,963,202	11,372,689	12,132,385	12,755,471	12,708,302	11,845,701	10,838,953	10,084,262	9,532,304	8,228,036	7,999,072	8,479,175	7,864,617	7,392,231	7,491,958	7,349,338	7,769,068	7,217,365	7,135,563	6,966,368	6,460,244	6,271,171	6,139,035	5,696,791	5,566,956	5,330,086	4,862,271	5,263,310	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 36,784	33,451	33,647	34,310	31,744	29,599	28,635	25,498	25,160	23,182	22,267	22,640	21,926	22,745	24,265	25,511	25,417	23,691	21,678	20,169	19,065	16,456	15,998	16,958	15,729	14,784	14,984	14,699	15,538	14,435	14,271	13,933	12,920	12,542	12,278	11,394	11,134	10,660	9,725	10,527	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 18,392,058	16,725,726	16,823,717	17,154,811	15,872,098	14,799,300	14,317,568	12,749,059	12,579,945	11,591,118	11,133,442	11,320,075	10,963,202	11,372,689	12,132,385	12,755,471	12,708,302	11,845,701	10,838,953	10,084,262	9,532,304	8,228,036	7,999,072	8,479,175	7,864,617	7,392,231	7,491,958	7,349,338	7,769,068	7,217,365	7,135,563	6,966,368	6,460,244	6,271,171	6,139,035	5,696,791	5,566,956	5,330,086	4,862,271	5,263,310	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 36,784	33,451	33,647	34,310	31,744	29,599	28,635	25,498	25,160	23,182	22,267	22,640	21,926	22,745	24,265	25,511	25,417	23,691	21,678	20,169	19,065	16,456	15,998	16,958	15,729	14,784	14,984	14,699	15,538	14,435	14,271	13,933	12,920	12,542	12,278	11,394	11,134	10,660	9,725	10,527	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 18,392,058	16,725,726	16,823,717	17,154,811	15,872,098	14,799,300	14,317,568	12,749,059	12,579,945	11,591,118	11,133,442	11,320,075	10,963,202	11,372,689	12,132,385	12,755,471	12,708,302	11,845,701	10,838,953	10,084,262	9,532,304	8,228,036	7,999,072	8,479,175	7,864,617	7,392,231	7,491,958	7,349,338	7,769,068	7,217,365	7,135,563	6,966,368	6,460,244	6,271,171	6,139,035	5,696,791	5,566,956	5,330,086	4,862,271	5,263,310	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 36,784	33,451	33,647	34,310	31,744	29,599	28,635	25,498	25,160	23,182	22,267	22,640	21,926	22,745	24,265	25,511	25,417	23,691	21,678	20,169	19,065	16,456	15,998	16,958	15,729	14,784	14,984	14,699	15,538	14,435	14,271	13,933	12,920	12,542	12,278	11,394	11,134	10,660	9,725	10,527	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 18,392,058	16,725,726	16,823,717	17,154,811	15,872,098	14,799,300	14,317,568	12,749,059	12,579,945	11,591,118	11,133,442	11,320,075	10,963,202	11,372,689	12,132,385	12,755,471	12,708,302	11,845,701	10,838,953	10,084,262	9,532,304	8,228,036	7,999,072	8,479,175	7,864,617	7,392,231	7,491,958	7,349,338	7,769,068	7,217,365	7,135,563	6,966,368	6,460,244	6,271,171	6,139,035	5,696,791	5,566,956	5,330,086	4,862,271	5,263,310	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 36,784	33,451	33,647	34,310	31,744	29,599	28,635	25,498	25,160	23,182	22,267	22,640	21,926	22,745	24,265	25,511	25,417	23,691	21,678	20,169	19,065	16,456	15,998	16,958	15,729	14,784	14,984	14,699	15,538	14,435	14,271	13,933	12,920	12,542	12,278	11,394	11,134	10,660	9,725	10,527	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 18,392,058	16,725,726	16,823,717	17,154,811	15,872,098	14,799,300	14,317,568	12,749,059	12,579,945	11,591,118	11,133,442	11,320,075	10,963,202	11,372,689	12,132,385	12,755,471	12,708,302	11,845,701	10,838,953	10,084,262	9,532,304	8,228,036	7,999,072	8,479,175	7,864,617	7,392,231	7,491,958	7,349,338	7,769,068	7,217,365	7,135,563	6,966,368	6,460,244	6,271,171	6,139,035	5,696,791	5,566,956	5,330,086	4,862,271	5,263,310	5,000,000
NACC2 Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 24,063	21,501	22,150	23,963	21,990	20,761	20,260	18,138	18,614	16,794	18,469	18,372	17,603	18,605	19,179	18,898	19,204	19,343	17,318	14,547	12,592	11,480	12,917	14,401	13,250	12,997	13,765	13,498	14,717	14,035	13,191	13,645	12,533	12,328	12,714	12,069	11,279	10,629	9,407	10,391	10,000
NACC2 Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 38,151	34,790	34,919	35,433	32,822	30,590	29,565	26,363	25,926	23,897	22,774	23,214	22,466	23,326	24,810	25,982	25,812	23,975	21,817	20,512	19,518	16,805	16,247	17,178	15,933	14,933	15,068	14,795	15,545	14,433	14,352	13,968	12,974	12,595	12,298	11,392	11,169	10,721	9,797	10,548	10,000
NACC2 Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 19,075,472	17,395,216	17,459,741	17,716,274	16,410,929	15,294,782	14,782,252	13,181,284	12,963,174	11,948,374	11,387,204	11,606,763	11,232,916	11,662,907	12,405,164	12,991,083	12,906,166	11,987,499	10,908,606	10,255,838	9,758,763	8,402,747	8,123,537	8,588,871	7,966,262	7,466,608	7,534,077	7,397,609	7,772,659	7,216,429	7,175,846	6,983,841	6,487,066	6,297,288	6,148,998	5,696,146	5,584,668	5,360,454	4,898,472	5,273,781	5,000,000
NACC2 Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 26,461	24,654	25,268	25,819	24,203	22,637	21,829	19,927	19,978	18,599	19,146	19,661	18,397	19,485	19,700	19,195	19,618	19,305	17,131	15,702	14,378	13,371	14,017	15,436	14,258	13,594	13,941	13,866	14,171	13,399	13,514	13,467	12,600	12,379	12,542	11,728	11,292	10,796	9,713	10,470	10,000
NACC2 Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 13,230,266	12,327,060	12,634,133	12,909,298	12,101,478	11,318,620	10,914,703	9,963,591	9,988,873	9,299,537	9,573,103	9,830,377	9,198,359	9,742,462	9,849,884	9,597,716	9,808,986	9,652,517	8,565,585	7,851,093	7,188,972	6,685,346	7,008,278	7,718,075	7,129,065	6,796,762	6,970,656	6,932,756	7,085,342	6,699,723	6,757,138	6,733,556	6,299,810	6,189,275	6,270,876	5,863,981	5,646,127	5,398,153	4,856,396	5,234,885	5,000,000
NACC2 Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 51,995	46,580	45,916	46,295	42,418	39,601	38,344	33,537	32,441	29,641	26,276	26,581	26,605	27,058	30,321	33,921	32,869	28,862	26,940	25,953	25,574	20,627	18,675	19,028	17,718	16,338	16,224	15,724	16,992	15,502	15,217	14,480	13,355	12,809	12,066	11,070	11,054	10,650	9,878	10,622	10,000
NACC2 Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 25,997,406	23,289,793	22,958,245	23,147,565	21,208,964	19,800,582	19,172,178	16,768,376	16,220,639	14,820,636	13,138,036	13,290,494	13,302,570	13,529,040	15,160,418	16,960,732	16,434,336	14,431,201	13,469,963	12,976,697	12,786,856	10,313,600	9,337,586	9,513,821	8,858,812	8,169,029	8,112,067	7,861,874	8,495,759	7,750,961	7,608,284	7,240,012	6,677,622	6,404,510	6,032,851	5,534,920	5,527,104	5,325,241	4,938,857	5,311,055	5,000,000
NACC2 Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 23,416	20,375	21,246	23,842	21,648	20,136	19,913	17,475	18,273	16,764	18,095	17,935	17,461	17,587	19,253	20,618	21,264	21,168	20,484	16,897	14,457	12,863	13,566	14,875	13,636	13,321	14,268	13,835	15,655	14,645	13,514	13,756	12,479	12,127	12,229	11,624	10,859	10,076	8,984	10,372	10,000
NACC2 Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 11,708,174	10,187,411	10,622,763	11,920,822	10,824,222	10,068,060	9,956,521	8,737,462	9,136,590	8,382,013	9,047,323	8,967,478	8,730,471	8,793,495	9,626,356	10,309,048	10,631,847	10,583,751	10,241,879	8,448,304	7,228,558	6,431,369	6,782,854	7,437,289	6,818,084	6,660,405	7,134,120	6,917,498	7,827,249	7,322,747	6,757,118	6,878,043	6,239,467	6,063,653	6,114,430	5,812,237	5,429,649	5,037,875	4,492,230	5,185,941	5,000,000
NACC2 Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,871	19,742	20,999	23,340	21,611	19,969	19,519	17,609	18,123	16,401	18,483	18,484	17,738	18,531	19,333	19,405	19,749	20,069	18,130	14,589	12,382	11,188	12,853	14,538	13,193	13,115	14,169	13,985	15,501	14,788	13,569	14,245	12,912	12,710	13,178	12,565	11,380	10,504	9,327	10,484	10,000
NACC2 Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 11,435,315	9,871,006	10,499,456	11,670,098	10,805,718	9,984,382	9,759,696	8,804,426	9,061,693	8,200,257	9,241,412	9,241,813	8,868,840	9,265,321	9,666,562	9,702,305	9,874,302	10,034,613	9,065,103	7,294,573	6,191,106	5,593,942	6,426,249	7,269,227	6,596,255	6,557,271	7,084,570	6,992,346	7,750,406	7,393,973	6,784,512	7,122,622	6,456,123	6,354,873	6,589,186	6,282,476	5,689,967	5,251,809	4,663,737	5,242,073	5,000,000
NACC2 Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,129	20,278	20,751	23,499	20,936	19,601	19,609	16,733	17,792	16,557	17,173	16,873	16,663	16,125	18,649	21,347	22,294	21,706	22,577	19,068	16,440	14,457	14,211	15,140	14,018	13,471	14,314	13,649	15,754	14,467	13,416	13,276	12,052	11,566	11,327	10,733	10,355	9,662	8,653	10,263	10,000
NACC2 Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 11,564,705	10,138,962	10,375,522	11,749,699	10,467,975	9,800,565	9,804,259	8,366,298	8,895,770	8,278,703	8,586,372	8,436,613	8,331,253	8,062,588	9,324,408	10,673,497	11,146,991	10,852,842	11,288,726	9,534,111	8,219,940	7,228,705	7,105,335	7,570,039	7,008,968	6,735,391	7,157,004	6,824,253	7,876,874	7,233,297	6,707,873	6,637,757	6,025,947	5,783,034	5,663,490	5,366,420	5,177,565	4,830,898	4,326,299	5,131,312	5,000,000
NACC2 Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 37,020	33,691	33,873	34,533	31,958	29,784	28,820	25,678	25,334	23,345	22,410	22,803	22,076	22,879	24,378	25,565	25,458	23,754	21,709	20,235	19,135	16,506	16,042	17,001	15,757	14,809	15,006	14,720	15,553	14,448	14,285	13,950	12,934	12,557	12,291	11,409	11,144	10,669	9,732	10,534	10,000
NACC2 Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,509,966	$ 16,845,659	$ 16,936,437	$ 17,266,690	$ 15,978,917	$ 14,892,070	$ 14,409,895	$ 12,839,085	$ 12,667,165	$ 11,672,452	$ 11,205,025	$ 11,401,509	$ 11,038,218	$ 11,439,693	$ 12,189,038	$ 12,782,332	$ 12,728,859	$ 11,877,241	$ 10,854,605	$ 10,117,465	$ 9,567,476	$ 8,253,149	$ 8,021,002	$ 8,500,383	$ 7,878,260	$ 7,404,349	$ 7,503,103	$ 7,360,243	$ 7,776,394	$ 7,224,022	$ 7,142,462	$ 6,974,774	$ 6,466,947	$ 6,278,404	$ 6,145,436	$ 5,704,304	$ 5,571,942	$ 5,334,644	$ 4,866,006	$ 5,266,755	$ 5,000,000